Amortized Cost and Estimated Fair Value of Investment Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 87,886	$ 93,049
Gross Unrealized Gains	3,014	2,730
Gross Unrealized Losses	(153)	(160)
Fair Value	90,747	95,619
AVAILABLE FOR SALE
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	87,431	92,560
Gross Unrealized Gains	2,899	2,668
Gross Unrealized Losses	(128)	(114)
Fair Value	90,202	95,114
AVAILABLE FOR SALE | U.S. government agencies
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	7,716	10,999
Gross Unrealized Gains	219	195
Gross Unrealized Losses	0	(3)
Fair Value	7,935	11,191
AVAILABLE FOR SALE | Mortgage-backed securities of government-sponsored entities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	25,342	28,119
Gross Unrealized Gains	602	499
Gross Unrealized Losses	(60)	(40)
Fair Value	25,884	28,578
AVAILABLE FOR SALE | Collateralized mortgage obligations of government-sponsored entities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	6,086	5,233
Gross Unrealized Gains	18	7
Gross Unrealized Losses	(38)	(65)
Fair Value	6,066	5,175
AVAILABLE FOR SALE | Taxable
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,434	1,440
Gross Unrealized Gains	171	142
Gross Unrealized Losses	0	0
Fair Value	1,605	1,582
AVAILABLE FOR SALE | Tax-exempt
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	34,160	31,085
Gross Unrealized Gains	1,587	1,425
Gross Unrealized Losses	(30)	(2)
Fair Value	35,717	32,508
AVAILABLE FOR SALE | Corporate securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	5,045	3,686
Gross Unrealized Gains	302	400
Gross Unrealized Losses	0	(4)
Fair Value	5,347	4,082
AVAILABLE FOR SALE | Commercial Paper
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	7,648	11,998
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	7,648	11,998
Equity securities of financial institutions
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	455	489
Gross Unrealized Gains	115	62
Gross Unrealized Losses	(25)	(46)
Fair Value	$ 545	$ 505